Long-Term Investments - Schedule of Components of Loss on Investment in Equity Securities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Components of Loss on Investment in Equity Securities [Abstract]
Share of equity method investee losses	$ (50,877)	$ (339,171)		$ (221,888)